Convertible Preferred Shares	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Convertible Preferred Shares
NOTE 9:- CONVERTIBLE PREFERRED SHARES

a.	Convertible Shares at December 31, 2020 and 2019, are comprised of the following:

	December 31,
	Authorized		Issued and outstanding		Carrying Value	Liquidation preference
	2020	2019	2020	2019	2020
	Number of shares
Preferred A Shares of no- par value (1)	20,418,209	20,418,209	20,418,209	20,418,209	$9,000	$11,682

Preferred B Shares of no- par value (1)	15,906,053	15,906,053	15,906,053	15,906,053	$66,348	$89,659

Preferred B-1 Shares of no- par value (1)	3,032,940	3,032,940	3,032,940	3,032,940	$12,500	$13,693

Preferred C Shares of no- par value (1))	28,973,439	28,973,439	28,216,005	28,216,005	$161,233	$186,954

Preferred C-1 Shares of no- par value (1)	15,191,550	—	2,699,114	—	$23,734	$26,218

(1)
Preferred shares A, B,
B-1,
C, and
C-1
(collectively “Preferred Shares”) confer upon their holders the same rights conferred by the Ordinary Shares (for further information see Note 10a) in addition to the following rights:

Conversion rights -
the holders of the Preferred Shares are entitled, at their option, to convert the Preferred Shares into Ordinary Shares by dividing the original issue price for such series of Preferred Share by the conversion price for such series of Preferred Share that is in effect at the time of conversion. The initial conversion price shall be the respective original issue price for such series of Preferred Share. The original issue price was $0.4408, $4.6366, $3.7093, $5.9842 and $9.573 per share for the Preferred A, B,
B-1,
C and
C-1
Shares, respectively. The applicable conversion price shall be subject to adjustment upon share splits or combinations, recapitalizations, or upon the issuance of any new securities at a price per share lower than the applicable conversion price of the Preferred Shares, as applicable, in effect immediately prior to such issuance. The Preferred Shares shall be automatically converted into Ordinary Shares, at the then effective conversion price, upon the closing of the sale of the Company’s Ordinary Shares to the public in a firm commitment underwritten public offering, provided that the price per share in such offering reflects at least 200% of Series
C-1
Preferred Shares and that such offering results in at least $100,000 of gross proceeds to the Company.
Dividend -
the holders of the Preferred Shares are entitled to a dividend only when and if declared by the Company’s board of directors. The Company may not declare, pay or set aside any dividends on any other class or series of capital share unless the Company’s outstanding Preferred Shares first receive, or simultaneously receive, a dividend on each outstanding Preferred Share. All dividends declared by the Company and are legally available for distribution among the shareholders, shall be distributed in the following order of preference:

a)
First, the holders of the Preferred C and
C-1
Shares (collectively “Preferred C Shares”) shall be entitled to receive, prior to any distribution to any other shareholder, on a proportional basis an amount equal to the original issue price for such series of Preferred Share, plus interest at a rate of 6% of the Preferred Shares original issue price, per annum, plus (if applicable), an amount equal to any dividends declared but unpaid thereon.

b)
Second, the holders of the Preferred B and
B-1
Shares (collectively “Preferred B Shares”) shall be entitled to receive, in preference to each inferior class, on a proportional basis an amount calculated in the same manner as described above with respect to the Preferred C Shares.

c)
Third, the holders of the Preferred A Shares shall be entitled to receive, in preference to each inferior class, an amount calculated in the same manner as described above with respect to the Preferred C Shares.

d)
Following the full payment of the entire preferred preference to the holders of Preferred Shares, the holders of the Ordinary Shares will be entitled to receive the remaining distribution proceeds (if any), pro rata based on the number of Ordinary Shares held by each such holder.

No dividends have been declared to date as of December 31, 2020.
Liquidation preference -
in the event of “Distribution Event”, as defined in the Company’s Articles of Association (the “AOA”), which includes liquidation (including Deemed Liquidation, events such as change in control, license of substantially all of the company’s intellectual property, etc.), dissolution or winding up of the Company, all assets or proceeds of the Company legally available for distributing among the shareholders, shall be distributed among the shareholders in the same order and will be calculated in the same manner as described above with respect to dividend distribution.
Redemption -
according to the AOA, certain holders of the Preferred C and Preferred
C-1
Shares are entitled to redemption rights in the event that the Company fails to hold a board meeting within a calendar year or does not complete an IPO or liquidation event within the
6-year
anniversary of February 2019. The AOA do not provide redemption rights to the holders of Preferred A, B and
B-1
Shares.

b.
On February 24, 2019, the Company closed its initial Series C Preferred Share financing round. Pursuant to the Series C Preferred Share purchase agreement, the Company issued 17,186,944 series Preferred C Shares at a price of $5.9842 per share, for total consideration of $102,850, net of issuance costs in the amount of $4,730.

Following the initial closing of its Series C financing round, the Company entered into multiple deferred closings until June 1, 2019, pursuant to which the Company issued 11,029,055 Preferred C Shares at a price of $5.9842 per share, for a total consideration of $66,000, net of issuance costs in the amount of $2,887.

c.
On October 1, 2020, the Company signed an agreement (the “Agreement”) with new and existing investors, according to which the Company issued 943,148 series
C-1
Preferred Shares at a price per share of $9.573 (the “Original PPS”), for a total consideration of $8,934 net of issuance costs in the amount of $95.

The transaction documents also confer upon certain of Preferred
C-1
shareholders the following rights:

1.
In the event that: (i) definitive agreement in connection with transaction between the Company and a SPAC, shall not be signed prior to December 31, 2020, or (ii) the closing of the transactions contemplated under such aforementioned definitive agreements shall not hav
e
 taken place prior to April 30, 2021, the Company will issue additional Preferred
C-1
Share for no additional consideration, such that after the issuance of the additional Preferred
C-1
Shares, the aggregate number of Preferred
C-1
Shares held by the investor shall be equal to the aggregate investment made by the investor divided by price per share of $ 6.583.

2.
In the event the closing of the transactions contemplated under such aforementioned definitive agreements shall have taken place prior to April 30, 2021, with pre-money
valuation of the Company lower than $1,300,000 thousands, the Company will issue additional Preferred
C-1
Share for no additional consideration, such that after the issuance of the additional Preferred
C-1
Shares, the aggregate number of Preferred
C-1
Shares held by the investor shall be equal to the aggregate investment made by the investor divided 70% of the Original PPS.

On December 10, 2020, the Company issued to Magna 1,755,966 Preferred
C-1
Shares, for no cash consideration (For further information see Note 2h and Note 16).

d.	Classification:
Since a deemed liquidation event is not solely within the control of the Company, the Preferred Shares were classified outside of permanent equity as temporary equity pursuant to ASC
480-10-S99.
As of December 31, 2020, and 2019, the Company did not adjust the carrying values of the Preferred Shares to the deemed liquidation values of such shares since a liquidation event was not probable.